Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Demand	$ 103,987
Notice	571,329
Term	343,646	$ 327,170
Total	1,018,962	966,143
Personal [member]
Disclosure of deposits from customers [line items]
Demand	14,105
Notice	431,319
Term	58,006	53,064
Total	503,430	477,644
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	7,969
Notice	385
Term	8,397
Total	16,751	16,712
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	81,913
Notice	139,625
Term	145,258	150,618
Total	366,796	357,083
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	26,885	114,704
Total	26,885	114,704
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	105,100
Total	105,100
Canada [member]
Disclosure of deposits from customers [line items]
Total	574,495
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	234,278
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	11,919
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	267,193
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	16,817
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	44,288
United States [member]
Disclosure of deposits from customers [line items]
Total	420,590
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	269,128
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	95
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	96,357
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	2,120
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	52,890
International [member]
Disclosure of deposits from customers [line items]
Total	23,877
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	24
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	4,737
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	3,246
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	7,948
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	7,922
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	43,887	42,402
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	530,608	505,295
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	53,381	54,488
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	391,076	362,890
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 10	$ 1,068